COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 15: -   COMMITMENTS AND CONTINGENT LIABILITIES

a.	Claims: As of December 31, 2022, the Company is not involved in any material claims.

b.
Government grants:

The Company received research and development grants from the IIA. See Note 12. If no economic benefits are expected from the research activity, the royalty obligation is not recorded as a liability and instead is treated as a contingent liability in accordance with IAS 37. The grants from the IIA impose certain restrictions on the transfer outside of Israel of the underlying know-how and the manufacturing or manufacturing rights of the underlying products and technologies.